Reportable segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income (loss) from operations
Telecommunications	$ 1,227	$ 1,679
Infrastructure	3,198	586
Non-operating corporate	(43,437)	(31,727)
Loss from operations	$ (39,012)	$ (29,462)